Income Taxes - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of effective tax rates from continuing operations to U.S. statutory rates
Federal income tax expense (benefit) at the statutory rate		$ 24,438	$ 9,697	$ (14,920)
State and local taxes, net of federal benefit		556	3,922	(2,167)
Non deductible costs		779	1,070	815
Stock-based compensation		(4,000)
Unrecognized tax positions		(1,397)	508	(240)
Other		594	(796)	(292)
Total income tax expense (benefit)		$ 20,970	$ 14,401	$ (16,804)
Effective income tax rate from continuing operations
Effective income tax rate (as a percent)		30.00%	52.00%	39.40%
Tax benefit related to the settlement of an uncertain tax position recorded in a prior period		$ 1,300
Excess tax benefit related to stock option exercises resulting from the early adoption of ASU 2016-09	$ 4,000	4,000
Tax benefit from the implementation of certain tax planning		1,122
Undistributed earnings of foreign subsidiaries
Deferred tax liability on earning of non-branch foreign subsidiaries	0	0	$ 0
Earnings of non-branch foreign subsidiaries considered indefinitely reinvested	$ 8,065	8,065	5,910	$ 4,610
Tax expense on earnings of non-branch foreign subsidiaries if not considered indefinitely reinvested		$ 1,891	$ 1,386	$ 1,081